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                            ACORN INVESTMENT TRUST
                             227 W. Monroe Street
                                  Suite 3000
                            Chicago, Illinois 60606

                                  May 1, 1997

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

                            Acorn Investment Trust
                       1933 Act Registration No. 2-34223
                      1940 Act Registration No. 811-1829

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Acorn Investment Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission electronically on May 1, 1997.

                                                Very truly yours,


                                                ACORN INVESTMENT TRUST